Organization and Business Overview	12 Months Ended
Nov. 30, 2024
Organization and Business Overview [Abstract]
ORGANIZATION AND BUSINESS OVERVIEW
1.	ORGANIZATION AND BUSINESS OVERVIEW

Company Overview

Intelligent Group Limited (“IGL” or the “Company”) is a company with limited liability incorporated in the British Virgin Islands on July 5, 2018. The Company’s registered office is located at the office of Vistra Corporate Services Centre, Wickhams Cay II, Road Town, Tortola, VG1110, British Virgin Island and its principal place of business is situated at Unit 2803, Level 28, Admiralty Centre, Tower 1, 18 Harcourt Road, Admiralty, Hong Kong. The office place tenancy agreement expired in March 2025, and moved to Unit 1203C, Level 12, Admiralty Centre, Tower 1, 18 Harcourt Road, Admiralty, Hong Kong.

The Company through its subsidiaries (collectively referred to as the “Group”) principally engage in the providing financial public relations (“Financial PR”) services in Hong Kong.

During the years ended November 30, 2024, 2023 and 2022, the Company has direct interests in the following subsidiaries:

Name	Place and date of formation	Issued ordinary share capital	Ownership	Principal activity
Intelligent Joy Limited (“IJL”)	Hong Kong, October 24, 2016	HK$2,010,003	100% owned by IGL	Financial PR services
Intelligent Tech Limited (“ITL”)	Hong Kong, June 16, 2018	HK$100	100% owned by IGL	Financial PR services

Consummation of IPO

On March 20, 2024, the Company completed its initial public offering (the “IPO”) on the NASDAQ. In the offering, 1,875,000 ordinary shares were issued and sold to the public at a price of US$4 per share. The net proceeds to the Company from the IPO, after deducting accrued and paid commissions and offering expenses, were approximately US$6,303,045 (HKD 49.04 million), the detailed breakdown is as follows:

Proceeds from Offering:	USD
Gross proceeds from the Offering ( 1,875,000 ordinary shares at $4.00 per share )	7,500,000
Total Gross Proceeds	7,500,000

Compensation and Deduction from Gross Proceeds
Underwriting discount (7% of gross proceeds)	525,000
Non-accountable expenses (1% of gross proceeds)	75,000
Reimburse expenses paid on Issuers behalf	30,000
Clearing and other related expenses	35,000
Accountable Expenses ($200,000 maximum of which $15,000 has been paid. Also includes $105,000 to Haneberg Hurlbert PLC)	185,000
Remaining Due Diligence Fee (a total of $75,000, of which $40,000 has been paid)	35,000
Legal Fees - Loeb & Loeb	200,000
NASDAQ, INC. - Professional services fee - $45,000	45,000
Nasdaq Fee $49,652	49,652
Total Deductions	1,179,652

Foreign exchange gain (loss)	(17,303)
Net Proceeds	6,303,045

Reclassification of Class A and Class B ordinary Shares

On November 27, 2024, the shareholders of the Company passed a resolution to reclassify 1,500,000 ordinary shares held by Ms. Wai Lau (the “Majority Shareholder”) into Class B ordinary shares, with remaining ordinary shares as Class A ordinary shares. All of the Class B shareholders are controlled by Ms. Wai Lau, the founder and Chief Executive Officer of the Company.

Each of the Class A ordinary shares and Class B ordinary shares has the right to an equal share in any dividend paid by the Company and the right to an equal share in the distribution of the surplus assets of the Company. However, each Class A ordinary share has the right to one vote on any resolution, and each Class B ordinary share has the right to fifty (50) votes on any resolutions.